Segment And Geographic Information	6 Months Ended
Sep. 30, 2012
Segment and geographic information

16. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management and the Wholesale segments. Nomura structures its business segments based upon the nature of main products and services, its client base and its management structure.

The accounting policies for segment information materially follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income (loss) before income taxes, is excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management. In accordance with the realignment in April 2012, certain prior period amounts of Wholesale and Other have been reclassified to conform to the current period presentation.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2011
Non-interest revenue	¥176,685	¥33,110	¥154,857	¥203,469	¥568,121
Net interest revenue	1,484	1,684	66,675	(2,371)	67,472

Net revenue	178,169	34,794	221,532	201,098	635,593
Non-interest expenses	145,426	22,635	308,103	166,064	642,228

Income (loss) before income taxes	¥32,743	¥12,159	¥(86,571)	¥35,034	¥(6,635)

Six months ended September 30, 2012
Non-interest revenue	¥161,906	¥30,677	¥190,228	¥315,673	¥698,484
Net interest revenue	1,591	1,180	68,749	(5,103)	66,417

Net revenue	163,497	31,857	258,977	310,570	764,901
Non-interest expenses	140,347	21,927	267,335	286,241	715,850

Income (loss) before income taxes	¥23,150	¥9,930	¥(8,358)	¥24,329	¥49,051

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2011
Non-interest revenue	¥83,044	¥16,012	¥46,072	¥127,792	¥272,920
Net interest revenue	936	(61)	35,498	(5,343)	31,030

Net revenue	83,980	15,951	81,570	122,449	303,950
Non-interest expenses	73,250	11,238	152,223	109,510	346,221

Income (loss) before income taxes	¥10,730	¥4,713	¥(70,653)	¥12,939	¥(42,271)

Three months ended September 30, 2012
Non-interest revenue	¥80,192	¥15,446	¥103,974	¥156,423	¥356,035
Net interest revenue	594	(7)	33,120	(420)	33,287

Net revenue	80,786	15,439	137,094	156,003	389,322
Non-interest expenses	69,824	10,879	136,901	148,658	366,262

Income (loss) before income taxes	¥10,962	¥4,560	¥193	¥7,345	¥23,060

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in the “Other” column.

The following tables present the major components of income (loss) before income taxes in “Other.”

	Millions of yen
	Six months ended September 30
	2011	2012
Net gain (loss) related to economic hedging transactions	¥2,716	¥(267)
Realized gain (loss) on investments in equity securities held for operating purposes	498	(123)
Equity in earnings of affiliates	5,445	4,619
Corporate items(1)	4,002	(420)
Other(2)	22,373	20,520

Total	¥35,034	¥24,329

	Millions of yen
	Three months ended September 30
	2011	2012
Net gain (loss) related to economic hedging transactions	¥4,221	¥964
Realized gain (loss) on investments in equity securities held for operating purposes	(183)	613
Equity in earnings of affiliates	1,970	3,346
Corporate items	(8,616)	(7,044)
Other(2)	15,547	9,466

Total	¥12,939	¥7,345

(1)	Includes the gain due to the business combination with NLB in Corporate items for the six months ended September 30, 2011.
(2)	Includes the impact of Nomura’s own creditworthiness in the financial liabilities and derivative liabilities for which the fair value option was elected.

The table below presents reconciliation of the combined business segments’ results included in the preceding table to Nomura’s reported net revenue, non-interest expenses and income (loss) before income taxes in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2011	2012
Net revenue	¥635,593	¥764,901
Unrealized gain (loss) on investments in equity securities held for operating purposes	(3,639)	6,032

Consolidated net revenue	¥631,954	¥770,933

Non-interest expenses	¥642,228	¥715,850
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥642,228	¥715,850

Income (loss) before income taxes	¥(6,635)	¥49,051
Unrealized gain (loss) on investments in equity securities held for operating purposes	(3,639)	6,032

Consolidated income (loss) before income taxes	¥(10,274)	¥55,083

	Millions of yen
	Three months ended September 30
	2011	2012
Net revenue	¥303,950	¥389,322
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,361)	12,357

Consolidated net revenue	¥301,589	¥401,679

Non-interest expenses	¥346,221	¥366,262
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥346,221	¥366,262

Income (loss) before income taxes	¥(42,271)	¥23,060
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,361)	12,357

Consolidated income (loss) before income taxes	¥(44,632)	¥35,417

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the United States and the United Kingdom, respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2011	2012
Net revenue(1):
Americas	¥60,609	¥101,310
Europe	94,520	79,287
Asia and Oceania	16,224	16,382

Subtotal	171,353	196,979
Japan	460,601	573,954

Consolidated	¥631,954	¥770,933

Income (loss) before income taxes:
Americas	¥(27,014)	¥21,857
Europe	(47,324)	(56,690)
Asia and Oceania	(10,831)	(6,826)

Subtotal	(85,169)	(41,659)
Japan	74,895	96,742

Consolidated	¥(10,274)	¥55,083

	Millions of yen
	Three months ended September 30
	2011 (Restated(2))	2012
Net revenue(1):
Americas	¥23,903	¥59,878
Europe	45,449	26,988
Asia and Oceania	6,392	8,695

Subtotal	75,744	95,561
Japan	225,845	306,118

Consolidated	¥301,589	¥401,679

Income (loss) before income taxes:
Americas(2)	¥(25,678)	¥15,604
Europe	(15,595)	(40,255)
Asia and Oceania	(9,308)	(4,951)

Subtotal(2)	(50,581)	(29,602)
Japan(2)	5,949	65,019

Consolidated	¥(44,632)	¥35,417

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Nomura corrected the allocation of expenses of ¥1,837 million from Japan to the Americas for the three months ended September 30, 2011. The correction has no impact on Income (loss) before income taxes as set forth in the consolidated statements of income.

	Millions of yen
	March 31, 2012	September 30, 2012
Long-lived assets:
Americas	¥94,698	¥93,761
Europe	114,195	99,728
Asia and Oceania	23,892	20,541

Subtotal	232,785	214,030
Japan	973,711	994,918

Consolidated	¥1,206,496	¥1,208,948